Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic
Profit for the year of continuing operations attributable to equity holders of the parent	$ 5,278	$ 1,383	$ 8,635
Profit for the year of discontinued operations attributable to equity holders of the parent	9,725	1,647	338
Profit for the year attributable to equity holders of the parent	$ 15,003	$ 3,030	$ 8,973
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	$ 26.09	$ 5.27	$ 16.58